                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2004
Check here if Amendment  [   ]; Amendment Number: _____
    This Amendment (Check only one.):       [   ] is a restatement.
                                            [   ] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

Name:             Tupelo Capital Management, L.L.C.
Address:          12 East 49th Street
                  New York, New York 10017

Form 13F File Number: 028-04729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             LuLu C. Wang
Title:            Principal
Phone:            212-755-3700

Signature, Place and Date of Signing:

/s/ LULU C. WANG                New York, New York             May 10, 2004
[Signature]                       [City, State]                   [Date]


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number                           Name

         28- ________________              Tupelo Capital Services, L.L.C.

         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report summary:



Number of Other Included Managers:                       0
                                            ---------------------------

Form 13F  Information Table Entry Total:                86
                                            ---------------------------

Form 13F  Information Table Value Total:           $318,278,755
                                            ---------------------------
                                                    (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are not entries in this list, state "NONE" and omit the column headings and list entries.]


         No.             Form 13F File Number            Name
         ---             --------------------            ----

                                          FORM 13F

                    Reporting Manager: Tupelo Capital Management, L.L.C.
                                Period Ended: March 31, 2004

                                                                                                                        Item 8:
        Item 1:         Item 2:     Item 3:    Item 4:       Item 5:               Item 6:        Item 7:               Voting
                                                                                                                       Authority
                        Title                 Fair      SHARES             Investment Discretion                     (b) Shared As
                          of      CUSIP      Market      PRN   SH  PUT/    (b) Shared (c) Shared                        Defined
 Name of Issuer         Class     Number     Value      Amount PRN CALL (a) Sole As Defined Other Manager (a) Sole     (c) None
 --------------         -----     ------     -----      ------ --- ---- -------- ---------- ----- ------ ---------  ------- --------
3M CO                     COM   88579Y101  $3,291,174    40,200 SH                    x              1     40,200
ADVANCED FIBRE
  COMMUNICATION           COM   00754A105  $3,203,050   145,000 SH                    x              1    145,000
ALCOA INC                 COM   013817101  $3,590,415   103,500 SH                    x              1    103,500
ALLIANCE CAPITAL
  MGMT HOLD               COM   01855A101  $5,107,840   138,800 SH                    x              1    138,800
AMDOCS LTD                COM     2256908  $3,521,520   131,400 SH                    x              1    131,400
AMERICAN EXPRESS CO       COM   025816109  $6,139,040   118,400 SH                    x              1    118,400
AMERICAN
  INTERNATIONAL GROUP     COM   026874107  $4,951,690    69,400 SH                    x              1     69,400
AMERITRADE HOLDING
  CORP                    COM   03074K100  $3,409,560   221,400 SH                    x              1    221,400
APPLIED MATERIALS INC     COM   038222105  $3,965,247   185,900 SH                    x              1    185,900
BAKER HUGHES INC          COM   057224107  $4,122,240   113,000 SH                    x              1    113,000
BEA SYSTEMS INC           COM   073325102  $3,029,904   238,200 SH                    x              1    238,200
BIOTECH HOLDRs TRUST      COM   09067D201  $3,097,780    21,800 SH                    x              1     21,800
BJ SERVICES CO            COM   055482103  $5,690,005   131,500 SH                    x              1    131,500
BURBERRY GROUP PLC        COM     3174300  $3,029,952   460,689 SH                    x              1    460,689
CATHAY PACIFIC AIRWAYS    COM     6179755  $4,570,272 2,240,000 SH                    x              1  2,240,000
CENTEX CORP               COM   152312104  $1,351,500    25,000 SH                    x              1     25,000
CHECK POINT SOFTWARE
  TECH                    COM     2181334  $3,062,150   134,600 SH                    x              1    134,600
CHICO'S FAS INC           COM   168615102  $3,735,200    80,500 SH                    x              1     80,500
CISCO SYSTEMS INC         COM   17275R102  $4,475,943   189,900 SH                    x              1    189,900
CITIGROUP INC             COM   172967101  $5,929,990   114,700 SH                    x              1    114,700
CNET NETWORKS INC         COM   12613R104  $2,883,826   278,900 SH                    x              1    278,900
COACH INC                 COM   189754104  $3,451,358    84,200 SH                    x              1     84,200
CONSOL ENERGY INC         COM   20854P109  $3,651,606   131,400 SH                    x              1    131,400
CORNING INC               COM   219350105  $4,881,188   436,600 SH                    x              1    436,600
DELL INC                  COM   24702R101  $3,254,416    96,800 SH                    x              1     96,800
DOVER CORP                COM   260003108  $2,888,365    74,500 SH                    x              1     74,500
EBAY INC                  COM   278642103  $2,812,768    40,600 SH                    x              1     40,600
EMC CORP/MASS             COM   268648102  $4,182,353   307,300 SH                    x              1    307,300
ESPRIT HOLDINGS LTD       COM     6321642  $5,282,470 1,258,900 SH                    x              1  1,258,900
FAST RETAILING CO LTD     COM     6332439    $994,843    12,200 SH                    x              1     12,200
FINANCIAL SELECT
  SECTOR SPDR             COM   81369Y605      $2,432       100 SH                    x              1        100
FLEXTRONICS INTL LTD      COM     2353058  $4,968,063   290,700 SH                    x              1    290,700
FRANKLIN RESOURCES INC    COM   354613101  $3,452,160    62,000 SH                    x              1     62,000
GENENTECH INC             COM   368710406  $3,756,610    35,500 SH                    x              1     35,500
GENERAL ELECTRIC CO       COM   369604103  $4,257,540   139,500 SH                    x              1    139,500

                                          FORM 13F

                    Reporting Manager: Tupelo Capital Management, L.L.C.
                                Period Ended: March 31, 2004

                                                                                                                       Item 8:
        Item 1:         Item 2:     Item 3:    Item 4:       Item 5:              Item 6:         Item 7:               Voting
                                                                                                                       Authority
                        Title                 Fair      SHARES             Investment Discretion                    (b) Shared As
                          of      CUSIP      Market      PRN   SH  PUT/    (b) Shared (c) Shared                       Defined
 Name of Issuer         Class     Number     Value      Amount PRN CALL (a) Sole As Defined Other Manager (a) Sole    (c) None
 --------------         -----     ------     -----      ------ --- ---- -------- ---------- ----- ------ ---------  ------- --------
GILLETTE COMPANY          COM   375766102  $2,650,980    67,800 SH                    x              1     67,800
GOLDMAN SACHS GROUP
  INC                     COM   38141G104  $7,262,760    69,600 SH                    x              1     69,600
HEIDRICK & STRUGGLES
  INTL                    COM   422819102  $2,352,319    98,300 SH                    x              1     98,300
HONG KONG EXCHANGES
  & CLEAR                 COM     6267359  $3,762,932 1,756,000 SH                    x              1  1,756,000
HUTCHISON WHAMPOA LTD     COM     6448068  $3,748,812   521,690 SH                    x              1    521,690
IMCLONE SYSTEMS           COM   45245W109  $3,922,975    77,300 SH                    x              1     77,300
INTEL CORP                COM   458140100  $2,428,960    89,300 SH                    x              1     89,300
ISHARES MSCI JAPAN
  INDEX FD                COM   464286848  $4,315,390   397,000 SH                    x              1    397,000
JETBLUE AIRWAYS CORP      COM   477143101  $1,665,869    65,975 SH                    x              1     65,975
JOHNSON ELECTRIC
  HLDGS                   COM     6281939  $3,347,776 3,087,500 SH                    x              1  3,087,500
JP MORGAN CHASE & CO      COM   46625H100  $6,741,365   160,700 SH                    x              1    160,700
KLA-TENCOR
  CORPORATION             COM   482480100  $2,363,160    47,000 SH                    x              1     47,000
LAMAR ADVERTISING CO      COM   512815101  $2,610,645    64,700 SH                    x              1     64,700
LENNAR CORP-CL A          COM   526057104  $7,061,721   130,700 SH                    x              1    130,700
LI & FUNG LTD             COM     6286257  $4,446,013 2,911,600 SH                    x              1  2,911,600
MELLON FINANCIAL CORP     COM   58551A108  $2,500,071    79,900 SH                    x              1     79,900
MIZUHO FINANCIAL
  GROUP INC               COM     6591014  $1,545,417       360 SH                    x              1        360
MOTOROLA INC              COM   620076109  $3,995,200   227,000 SH                    x              1    227,000
NABORS INDUSTRIES LTD     COM     2963372  $4,847,030   105,946 SH                    x              1    105,946
NETSCREEN
  TECHNOLOGIES INC        COM   64117V107  $2,118,480    58,200 SH                    x              1     58,200
NOVELL INC                COM   670006105  $4,182,150   367,500 SH                    x              1    367,500
PALMONE INC               COM   69713P107  $5,891,420   275,300 SH                    x              1    275,300
PEABODY ENERGY CORP       COM   704549104  $3,497,552    75,200 SH                    x              1     75,200
PFIZER INC                COM   717081103  $2,882,863    82,250 SH                    x              1     82,250
PRAXAIR INC               COM   74005P104  $4,940,672   133,100 SH                    x              1    133,100
QUALCOMM INC              COM   747525103  $3,771,901    56,900 SH                    x              1     56,900
RED HAT INC               COM   756577102  $3,588,885   155,700 SH                    x              1    155,700
REDIFF.COM INDIA
  LIMITED-ADR             ADR   757479100    $750,520    64,700 SH                    x              1     64,700
RESEARCH IN MOTION        COM   760975102  $5,189,148    55,600 SH                    x              1     55,600
ROBERT HALF INTL INC      COM   770323103  $1,419,562    60,100 SH                    x              1     60,100
RYOHIN KEIKAKU CO LTD     COM     6758455  $4,672,244   107,400 SH                    x              1    107,400
SAMSUNG ELECTRONICS
  CO LTD                  COM     6771720  $6,964,816    13,970 SH                    x              1     13,970
SAP AG-SPONSORED ADR      ADR   803054204  $6,246,359   158,900 SH                    x              1    158,900
SCHWAB (CHARLES) CORP     COM   808513105  $3,947,400   340,000 SH                    x              1    340,000
SERENA SOFTWARE INC       COM   817492101  $3,781,030   185,800 SH                    x              1    185,800

                                          FORM 13F

                    Reporting Manager: Tupelo Capital Management, L.L.C.
                                Period Ended: March 31, 2004

                                                                                                                        Item 8:
        Item 1:         Item 2:     Item 3:    Item 4:       Item 5:              Item 6:        Item 7:                Voting
                                                                                                                       Authority
                        Title                 Fair      SHARES             Investment Discretion                    (b) Shared As
                          of      CUSIP      Market      PRN   SH  PUT/    (b) Shared (c) Shared                       Defined
 Name of Issuer         Class     Number     Value      Amount PRN CALL (a) Sole As Defined Other Manager (a) Sole    (c) None
 --------------         -----     ------     -----      ------ --- ---- -------- ---------- ----- ------ ---------  ------- --------
SMURFIT-STONE
  CONTAINER CORP          COM   832727101  $4,389,726   249,700 SH                    x              1    249,700
TAIWAN
  SEMICONDUCTOR-SP
  ADR                     ADR   874039100  $3,005,676   287,900 SH                    x              1    287,900
TEEKAY SHIPPING CORP      COM     2933795  $3,927,300    57,000 SH                    x              1     57,000
TEVA
  PHARMACEUTICAL-SP
  ADR                     ADR   881624209  $4,454,911    70,300 SH                    x              1     70,300
TEXAS INSTRUMENTS INC     COM   882508104  $5,095,968   174,400 SH                    x              1    174,400
TUESDAY MORNING CORP      COM   899035505  $3,280,592    95,200 SH                    x              1     95,200
TYCO INTERNATIONAL
  LTD                     COM   902124106  $4,677,113   163,250 SH                    x              1    163,250
UNITED NATURAL FOODS
  INC                     COM   911163103  $2,989,266    61,800 SH                    x              1     61,800
UTILITIES SELECT
  SECTOR SPDR             COM   81369Y886      $2,940       100 SH                    x              1        100
WAL-MART STORES INC       COM   931142103  $2,501,011    41,900 SH                    x              1     41,900
WEATHERFORD INTL LTD      COM     2962421  $5,178,096   123,200 SH                    x              1    123,200
WHOLE FOODS MARKET
  INC                     COM   966837106  $2,630,745    35,100 SH                    x              1     35,100
XILINX INC                COM   983919101  $4,021,440   106,500 SH                    x              1    106,500
XM SATELLITE RADIO
  HOLD-CL A               COM   983759101  $3,628,107   129,900 SH                    x              1    129,900
YAHOO! INC                COM   984332106  $3,072,998    63,400 SH                    x              1     63,400

THE FOLLOWING OPTIONS LISTED WITH RESPECT TO MANAGER ABOVE.

INTUIT INC                COM   461202103     $14,000     1,400      (c)              x              1